INVENTORY	3 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	NOTE 6 – INVENTORY At June 30, 2011 inventories are comprised of finished goods totaling $153,974.